6. STOCKHOLDER'S EQUITY (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Common Stock, Par Value	$ 0		$ .01
Common Stock, Shares Authorized	30,000,000		100
Shares issued for cash, Shares	620,000
Shares issued to funders, Shares	29,372,000
Shares issued to employees, Shares	8,000
Proceeds from contribution from related parties	$ 169,013	$ 264,786
Wenyi Yu
Cash contribution	$ 117,695	$ 54,085